UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22212
CALVERT SAGE FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended March 31, 2016

Item 1. Schedule of Investments.
CALVERT GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.4%

Australia - 1.0%
Westpac Banking Corp.	49,749	1,158,985

Canada - 1.8%
Potash Corp. of Saskatchewan, Inc.	119,493	2,033,771

Finland - 1.2%
Nokian Renkaat Oyj	40,000	1,413,085

France - 5.4%
Sanofi SA (ADR)	84,214	3,382,034
Societe Generale SA	22,000	813,776
Technip SA	37,000	2,052,515
		6,248,325

Germany - 3.4%
Deutsche Post AG	33,406	929,044
Deutsche Telekom AG (ADR)	170,023	3,045,112
		3,974,156

Ireland - 1.1%
Medtronic plc	16,400	1,230,000

Japan - 4.2%
Kao Corp.	23,067	1,231,567
Mitsubishi Electric Corp.	117,390	1,231,480
Mizuho Financial Group, Inc.	686,929	1,027,018
NTT DOCOMO, Inc. (ADR)	57,000	1,297,890
		4,787,955

Netherlands - 4.2%
Core Laboratories NV	12,000	1,348,920
Unilever NV, NY Shares	77,164	3,447,688
		4,796,608
See notes to Schedule of Investments.

Switzerland - 5.9%
Novartis AG (ADR)	21,122	1,530,078
Swatch Group AG (The)	7,700	2,676,619
Swiss Re AG	28,200	2,616,206
		6,822,903

United Kingdom - 7.4%
Admiral Group plc	45,000	1,283,200
Kingfisher plc	448,237	2,428,077
Vodafone Group plc (ADR)	115,307	3,695,589
Willis Towers Watson plc	10,000	1,186,600
		8,593,466

United States - 59.8%
Alphabet, Inc., Class C*	3,586	2,671,391
American International Group, Inc.	48,067	2,598,021
Amgen, Inc.	17,482	2,621,076
Bank of New York Mellon Corp. (The)	69,557	2,561,784
Cedar Fair LP	21,500	1,278,175
Cisco Systems, Inc.	88,138	2,509,289
Comcast Corp., Class A	36,820	2,248,966
Deere & Co.	22,785	1,754,217
Dover Corp.	22,247	1,431,150
Eaton Corp. plc	39,775	2,488,324
FMC Technologies, Inc.*	40,000	1,094,400
General Electric Co.	89,633	2,849,433
General Mills, Inc.	20,743	1,314,069
Gilead Sciences, Inc.	27,400	2,516,964
Intel Corp.	75,300	2,435,955
International Business Machines Corp.	17,770	2,691,266
Merck & Co., Inc.	59,391	3,142,378
Microsoft Corp.	64,294	3,550,958
National Oilwell Varco, Inc.	62,484	1,943,252
PepsiCo, Inc.	21,800	2,234,064
Pfizer, Inc.	67,718	2,007,162
PNC Financial Services Group, Inc. (The)	38,670	3,270,322
Procter & Gamble Co. (The)	35,800	2,946,698
QUALCOMM, Inc.	62,255	3,183,721
T. Rowe Price Group, Inc.	16,000	1,175,360
Target Corp.	26,000	2,139,280
Time Warner, Inc.	34,955	2,535,985
US Bancorp	83,943	3,407,246
Wells Fargo & Co.	50,300	2,432,508
		69,033,414
See notes to Schedule of Investments.

Total Common Stocks (Cost $112,719,609)		110,092,668

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.1%

United States - 0.1%
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (a)(b)(c)	76,000	70,300
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (a)(b)(c)	98,000	89,670
		159,970

Total High Social Impact Investments (Cost $174,000)		159,970

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 2.8%
iShares MSCI Japan ETF	280,339	3,198,668

Total Exchange-Traded Products (Cost $3,079,981)		3,198,668

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.4%
State Street Bank Time Deposit, 0.278%, 4/1/16	1,626,558	1,626,558

Total Time Deposit (Cost $1,626,558)		1,626,558

TOTAL INVESTMENTS (Cost $117,600,148) - 99.7%		115,077,864
Other assets and liabilities, net - 0.3%		324,409
NET ASSETS - 100.0%		$115,402,273

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.
(b) Restricted securities represent 0.1% of the net assets of the Fund.
(c) This security was valued under the direction of the Board of Trustees. See Note A.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange-Traded Fund
LP:	Limited Partnership
plc:	Public Limited Company
See notes to Schedule of Investments.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	76,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	98,000
See notes to Schedule of Investments.

CALVERT GLOBAL EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 89.2%

Australia - 0.5%
Westpac Banking Corp.	8,700	202,681

Canada - 3.4%
BCE, Inc.	16,300	742,302
Potash Corp. of Saskatchewan, Inc.	34,600	588,892
		1,331,194

Finland - 1.0%
Nokian Renkaat Oyj	11,500	406,262

France - 3.3%
Sanofi SA (ADR)	15,500	622,480
Technip SA	12,000	665,680
		1,288,160

Germany - 3.0%
Allianz SE	2,500	406,997
Deutsche Post AG	28,700	798,167
		1,205,164

Ireland - 1.0%
Medtronic plc	5,300	397,500

Japan - 2.8%
Kao Corp.	3,800	202,885
Mitsubishi Electric Corp.	30,300	317,863
Mizuho Financial Group, Inc.	251,700	376,313
NTT DOCOMO, Inc. (ADR)	9,000	204,930
		1,101,991

Netherlands - 4.3%
Core Laboratories NV	5,600	629,496
Unilever NV, NY Shares	24,300	1,085,724
		1,715,220

See notes to Schedule of Investments.

Switzerland - 4.5%
Novartis AG (ADR)	5,300	383,932
Swatch Group AG (The)	1,700	590,942
Swiss Re AG	8,600	797,850
		1,772,724

United Kingdom - 8.7%
Admiral Group plc	7,200	205,312
GlaxoSmithKline plc (ADR)	29,100	1,180,005
Kingfisher plc	155,100	840,169
Vodafone Group plc (ADR)	25,200	807,660
Willis Towers Watson plc	3,300	391,578
		3,424,724

United States - 56.7%
Apple, Inc.	8,400	915,516
Bank of America Corp.	14,900	201,448
Cedar Fair LP	7,000	416,150
Cisco Systems, Inc.	35,400	1,007,838
Citigroup, Inc.	4,800	200,400
Comcast Corp., Class A	16,400	1,001,712
Dover Corp.	6,700	431,011
Eaton Corp. plc	15,000	938,400
General Electric Co.	45,400	1,443,266
General Mills, Inc.	15,500	981,925
Intel Corp.	25,000	808,750
International Business Machines Corp.	4,900	742,105
Invesco Ltd.	6,600	203,082
Johnson & Johnson	10,000	1,082,000
Merck & Co., Inc.	18,900	999,999
MetLife, Inc.	14,000	615,160
Microsoft Corp.	20,600	1,137,738
National Oilwell Varco, Inc.	19,800	615,780
PepsiCo, Inc.	4,000	409,920
Pfizer, Inc.	33,233	985,026
PNC Financial Services Group, Inc. (The)	9,300	786,501
Procter & Gamble Co. (The)	12,100	995,951
QUALCOMM, Inc.	8,200	419,348
T. Rowe Price Group, Inc.	2,700	198,342
Target Corp.	10,800	888,624
Time Warner, Inc.	11,900	863,345
US Bancorp	22,100	897,039
Verizon Communications, Inc.	19,700	1,065,376
Wells Fargo & Co.	24,000	1,160,640
		22,412,392
See notes to Schedule of Investments.

Total Common Stocks (Cost $34,534,012)		35,258,012

PREFERRED STOCKS - 4.7%

United States - 4.7%
Bank of America Corp.	570	648,660
Discover Financial Services	21,700	578,305
Wells Fargo & Co.	530	638,655
		1,865,620

Total Preferred Stocks (Cost $1,783,665)		1,865,620

EXCHANGE-TRADED PRODUCTS - 1.5%
iShares MSCI Japan ETF	51,700	589,897

Total Exchange-Traded Products (Cost $556,503)		589,897

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.1%

United States - 0.1%
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (a)(b)(c)	25,000	23,125
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (a)(b)(c)	29,000	26,535
		49,660

Total High Social Impact Investments (Cost $54,000)		49,660

TIME DEPOSIT - 4.2%
State Street Bank Time Deposit, 0.278%, 4/1/16	1,675,119	1,675,119

Total Time Deposit (Cost $1,675,119)		1,675,119

TOTAL INVESTMENTS (Cost $38,603,299) - 99.7%		39,438,308
Other assets and liabilities, net - 0.3%		103,799
NET ASSETS - 100.0%		$39,542,107

See notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

(a) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.
(b) This security was valued under the direction of the Board of Trustees. See Note A.
(c) Restricted securities represent 0.1% of the net assets of the Fund.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange-Traded Fund
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	25,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	29,000
See notes to Schedule of Investments.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert SAGE Fund (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund operates as a series fund with two separate portfolios: Global Value and Global Equity Income. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common and preferred stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.
Debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, the following securities were fair valued in good faith under the direction of the Board:

	TOTAL FAIR VALUE INVESTMENTS	% OF NET ASSETS
Global Value	$159,970	0.1%
Global Equity Income	$49,660	0.1%

The following tables summarize the market value of the Fund’s holdings as of March 31, 2016, based on the inputs used to value them:

GLOBAL VALUE	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$110,092,668	$—	$—	$110,092,668
High Social Impact Investments	—	—	159,970	159,970
Exchange-Traded Products	3,198,668	—	—	3,198,668
Time Deposit	—	1,626,558	—	1,626,558

TOTAL	$113,291,336	$1,626,558	$159,970^	$115,077,864

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.

On March 31, 2016, for certain securities which trade primarily outside the U.S., adjustments to prices due to movements against a specified benchmark were not necessary. As a result, $16,764,596 transferred out of Level 2 into Level 1. The amount of this transfer was determined based on the fair value of the securities at the end of the period.

GLOBAL EQUITY INCOME	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$35,258,012	$—	$—	$35,258,012
Preferred Stocks**	1,865,620	—	—	1,865,620
Exchange-Traded Products	589,897	—	—	589,897
High Social Impact Investments	—	—	49,660	49,660
Time Deposit	—	1,675,119	—	1,675,119

TOTAL	$37,713,529	$1,675,119	$49,660^	$39,438,308

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.

On March 31, 2016, for certain securities which trade primarily outside the U.S., adjustments to prices due to movements against a specified benchmark were not necessary. As a result, $5,605,809 transferred out of Level 2 into Level 1. The amount of this transfer was determined based on the fair value of the securities at the end of the period.
Security Transactions: Security transactions are accounted for on trade date.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at March 31, 2016.

	GLOBAL VALUE	GLOBAL EQUITY INCOME
Unrealized appreciation	$6,693,978	$2,542,956
Unrealized (depreciation)	(9,225,940)	(1,711,992)
Net unrealized appreciation (depreciation)	($2,531,962)	$830,964

Federal income tax cost of investments	$117,609,826	$38,607,344
NOTE C — SUBSEQUENT EVENT
The Board of Trustees has approved the reorganizations of Global Value and Global Equity Income into Calvert Social Investment Fund – Calvert Equity Portfolio and has recommended approval of the reorganizations by Global Value and Global Equity Income shareholders. A Proxy Statement was mailed to shareholders in April 2016 which contained additional information about the reorganization, as well as voting instructions. If shareholders approve the reorganizations, Global Value and Global Equity Income will be merged into Calvert Social Investment Fund – Calvert Equity Portfolio on or about June 24, 2016.

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SAGE FUND

By:	/s/ John H. Streur John H. Streur President -- Principal Executive Officer
Date:    May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    May 24, 2016

    /s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    May 24, 2016